united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08542

Saratoga Advantage Trust

(Exact name of registrant as specified in charter)

1616 N. Litchfield Rd., Suite 165, Goodyear, AZ 85395

(Address of principal executive offices) (Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 623-266-4567

Date of fiscal year end: 8/31

Date of reporting period: 5/31/15

Item 1. Schedule of Investments.

SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION VALUE PORTFOLIO (Unaudited)
May 31, 2015

Shares			Value
	COMMON STOCK - 93.9%
	AIRLINES - 8.2%
28,175	American Airlines Group, Inc.		$ 1,193,775
31,750	Delta Air Lines, Inc.		1,362,710
			2,556,485
	APPAREL - 2.3%
5,500	Ralph Lauren Corp.		717,200

	BANKS - 2.2%
25,701	Citizens Financial Group, Inc.		689,815

	BUILDING MATERIALS - 4.8%
17,759	Eagle Materials, Inc.		1,482,521

	COMMERCIAL SERVICES - 4.2%
41,750	Aramark		1,308,862

	DISTRIBUTION/WHOLESALE - 2.2%
21,450	HD Supply Holdings, Inc. *		696,052

	DIVERSIFIED FINANCIAL SERVICES - 9.0%
30,825	AerCap Holdings NV *		1,486,998
22,650	Discover Financial Services		1,319,816
			2,806,814
	ENTERTAINMENT - 2.9%
24,697	Gaming and Leisure Properties, Inc.		903,910

	HOME FURNISHINGS - 2.4%
3,975	Whirlpool Corp.		732,394

	INSURANCE - 6.6%
14,575	MetLife, Inc.		761,690
15,100	Prudential Financial, Inc.		1,277,611
			2,039,301
	MEDIA - 4.7%
87,556	Media General, Inc. *		1,449,927

	OIL & GAS - 1.7%
12,325	Noble Energy, Inc.		539,589

	PACKAGING & CONTAINERS - 4.2%
9,650	MeadWestvaco Corp.		487,711
12,375	Rock-Tenn Co.		806,108
			1,293,819
	PHARMACEUTICALS - 16.3%
4,950	Actavis PLC *		1,518,709
4,895	McKesson Corp.		1,161,241
13,375	Mylan NV *		971,426
5,375	Shire PLC - ADR		1,398,306
			5,049,682
	PIPELINES - 3.6%
21,725	Williams Cos, Inc.		1,110,148

	REAL ESTATE - 4.5%
29,575	Realogy Holdings Corp. *		1,388,546

	REITS - 4.7%
80,150	NorthStar Realty Finance Corp.		1,453,921

	RETAIL - 3.1%
12,725	Dollar Tree, Inc. *		954,248

	SEMICONDUCTORS - 3.7%
40,644	Micron Technology, Inc. *		1,135,187

	TELECOMMUNICATIONS - 2.6%
24,775	ARRIS Group, Inc. *		817,823

	TOTAL COMMON STOCK (Cost - $25,972,931)		29,126,244

	SHORT-TERM INVESTMENTS - 3.5%
	Milestone Treasury Obligations Portfolio, Institutional Class
1,076,669	(Cost - $1,076,669)		1,076,669

	TOTAL INVESTMENTS - 97.4% (Cost - $27,049,600) (a)		$ 30,202,913

	OTHER ASSETS AND LIABILITIES - 2.6%		793,381

	NET ASSETS - 100.0%		$ 30,996,294

	* Non-income producing securities.
	ADR - American Depository Receipt.
	PLC - Public Liability Company
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $27,065,305 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 3,728,002
		Unrealized depreciation:	(590,394)
		Net unrealized appreciation:	$ 3,137,608

SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION GROWTH PORTFOLIO (Unaudited)
May 31, 2015

Shares			Value
	COMMON STOCK - 98.0%
	BEVERAGES - 9.6%
30,579	Coca-Cola Co.		$ 1,252,516
12,230	Monster Beverage Corp. *		1,556,634
18,629	SABMiller PLC - ADR		1,001,681
			3,810,831
	BIOTECHNOLOGY - 2.3%
5,909	Amgen, Inc.		923,340

	COMMERCIAL SERVICES - 4.4%
4,490	Automatic Data Processing, Inc.		383,940
28,761	SEI Investments Co.		1,375,926
			1,759,866
	COSMETICS/PERSONAL CARE - 3.0%
15,068	Procter & Gamble Co.		1,181,181

	DIVERSIFIED FINANCIAL SERVICES - 6.4%
6,128	American Express Co.		488,524
4,155	Greenhill & Co., Inc.		161,796
27,495	Visa, Inc. - Cl. A		1,888,357
			2,538,677
	FOOD - 3.5%
100,114	Danone SA - ADR +		1,377,569

	HEALTHCARE-PRODUCTS - 4.3%
12,213	Varian Medical Systems, Inc. *		1,057,646
5,607	Zimmer Holdings, Inc.		639,703
			1,697,349
	INTERNET - 19.4%
13,714	Alibaba Group Holding Ltd. - ADR *		1,224,935
5,727	Amazon.com, Inc. *		2,458,200
26,801	Facebook, Inc. - Cl. A *		2,122,371
1,752	Google, Inc. *		932,257
1,748	Google, Inc. - Cl. A *		953,219
			7,690,982
	MEDIA - 2.2%
5,282	FactSet Research Systems, Inc.		872,428

	OIL & GAS SERVICES - 2.9%
12,833	Schlumberger Ltd.		1,164,851

	PHARMACEUTICALS - 8.0%
10,615	Merck & Co., Inc.		646,347
11,406	Novartis AG - ADR		1,171,738
24,000	Novo Nordisk A/S - ADR		1,355,520
			3,173,605
	RETAIL - 3.9%
8,058	Lowe's Cos, Inc.		563,899
10,975	Yum! Brands, Inc.		988,957
			1,552,856
	SEMICONDUCTORS - 7.2%
2,535	Altera Corp.		123,835
3,028	Analog Devices, Inc.		205,783
17,124	ARM Holdings PLC - ADR		912,195
23,038	QUALCOMM, Inc.		1,605,288
			2,847,101
	SOFTWARE - 9.2%
17,178	Autodesk, Inc. *		930,189
20,541	Microsoft Corp.		962,551
40,144	Oracle Corp.		1,745,863
			3,638,603
	TELECOMMUNICATIONS - 5.7%
77,304	Cisco Systems, Inc.		2,265,780

	TRANSPORTATION - 6.0%
26,989	Expeditors International of Washington, Inc.		1,237,176
11,519	United Parcel Service, Inc. - Cl. B		1,142,915
			2,380,091

	TOTAL COMMON STOCK (Cost - $28,795,748)		38,875,110

	SHORT-TERM INVESTMENTS - 1.9%
	Milestone Treasury Obligations Portfolio, Institutional Class
763,206	(Cost - $763,206)		763,206

	COLLATERAL FOR SECURITIES LOANED - 0.0%
	BNY Mellon Overnight Government Fund
14,152	(Cost - $14,152)		14,152

	TOTAL INVESTMENTS - 99.9% (Cost - $29,573,106) (a)		$ 39,652,468

	OTHER ASSETS AND LIABILITIES - 0.1%		37,252

	NET ASSETS - 100.0%		$ 39,689,720

	* Non-income producing securities.
	+ All or a portion of the security is on loan.
	ADR - American Depository Receipt.
	PLC - Public Liability Company
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $29,749,857 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 10,079,362
		Unrealized depreciation:	(176,751)
		Net unrealized appreciation:	$ 9,902,611

SCHEDULES OF INVESTMENTS
MID CAPITALIZATION PORTFOLIO (Unaudited)
May 31, 2015

Shares			Value
	COMMON STOCK - 98.5%
	APPAREL - 1.9%
12,125	Gildan Activewear, Inc. - Cl. A +		$ 383,877

	AUTO PARTS & EQUIPMENT - 5.1%
4,125	Delphi Automotive PLC		358,794
4,675	Tenneco, Inc. *		274,516
3,075	WABCO Holdings, Inc. *		388,742
			1,022,052
	BANKS - 4.0%
8,400	CIT Group, Inc.		388,584
9,100	PacWest Bancorp		408,499
			797,083
	COMMERCIAL SERVICES - 12.8%
3,525	Global Payments, Inc.		367,939
9,150	Hertz Global Holdings, Inc. *		181,994
5,875	KAR Auction Services, Inc.		218,903
14,750	Sabre Corp.		384,827
7,150	SEI Investments Co.		342,056
8,400	ServiceMaster Global Holdings, Inc. *		282,156
9,050	Total System Services, Inc.		372,860
8,000	TriNet Group, Inc. *		239,440
1,950	United Rentals, Inc. *		173,375
			2,563,550
	COMPUTERS - 3.5%
4,175	CACI International, Inc. - Cl. A *		357,463
11,625	NCR Corp. * +		349,331
			706,794
	DISTRIBUTION/WHOLESALE - 1.8%
11,175	HD Supply Holdings, Inc. *		362,629

	DIVERSIFIED FINANCIAL SERVICES - 3.3%
6,350	LPL Financial Holdings, Inc. +		270,764
7,650	NASDAQ OMX Group, Inc.		395,887
			666,651
	HAND/MACHINE TOOLS - 1.3%
1,650	Snap-on, Inc.		256,410

	HEALTHCARE-PRODUCTS - 1.4%
5,375	Alere, Inc. *		277,243

	HEALTHCARE-SERVICES - 6.8%
7,100	Amsurg Corp. *		478,114
6,800	Community Health Systems, Inc. *		376,108
6,350	HCA Holdings, Inc. *		519,620
			1,373,842
	HOME BUILDERS - 1.2%
5,225	Lennar Corp.		243,642

	HOME FURNISHINGS - 0.9%
1,450	Harman International Industries, Inc.		174,754

	HOUSEHOLD PRODUCTS/WARES - 3.3%
6,350	Avery Dennison Corp.		393,128
2,775	Spectrum Brands Holdings, Inc.		268,204
			661,332
	INSURANCE - 5.5%
7,900	Arthur J Gallagher & Co.		382,755
10,000	First American Financial Corp.		357,100
3,975	Reinsurance Group of America, Inc.		371,861
			1,111,716
	INTERNET SOFTWARE AND SERVICES - 1.4%
3,275	Check Point Software Technologies Ltd. *		277,458

	INVESTMENT COMPANIES - 2.2%
25,900	Ares Capital Corp.		433,825

	IRON/STEEL - 2.8%
6,800	Carpenter Technology Corp.		277,712
4,375	Reliance Steel & Aluminum Co.		279,125
			556,837
	LEISURE TIME - 2.3%
8,800	Jarden Corp. *		466,928

	MINING - 1.2%
17,500	Constellium NV - Cl. A *		238,350

	OIL & GAS - 1.7%
3,725	Gulfport Energy Corp. *		160,771
2,075	Noble Energy, Inc.		90,844
2,675	Whiting Petroleum Corp. *		88,248
			339,863
	PACKAGING & CONTAINERS - 5.4%
8,350	Crown Holdings, Inc. *		461,671
4,025	Packaging Corp. of America		278,449
5,350	Rock-Tenn Co.		348,499
			1,088,619
	PHARMACEUTICALS - 5.5%
14,800	Catalent, Inc. *		473,008
2,375	Mallinckrodt PLC *		307,420
11,725	VWR Corp. *		319,741
			1,100,169
	RETAIL - 9.7%
4,525	Cabela's, Inc. * +		230,775
4,675	HSN, Inc.		313,739
7,350	Men's Wearhouse, Inc.		426,373
3,275	PVH Corp.		342,696
41,900	Rite Aid Corp. *		365,368
2,075	Signet Jewelers Ltd.		268,360
			1,947,311
	SAVINGS & LOANS - 2.0%
32,650	Investors Bancorp, Inc.		392,126

	SEMICONDUCTORS - 5.5%
2,825	Avago Technologies Ltd.		418,298
11,475	Micron Technology, Inc. *		320,497
3,425	Skyworks Solutions, Inc.		374,558
			1,113,353
	SOFTWARE - 3.2%
5,175	Broadridge Financial Solutions, Inc.		280,381
4,425	Fiserv, Inc. *		354,664
			635,045
	TELECOMMUNICATIONS - 1.8%
11,875	CommScope Holding Co., Inc. *		370,144

	TRANSPORTATION - 1.0%
5,125	Con-way, Inc.		207,409

	TOTAL COMMON STOCK (Cost - $14,259,091)		19,769,012

	SHORT-TERM INVESTMENTS - 1.4%
	Milestone Treasury Obligations Portfolio, Institutional Class
294,421	(Cost - $294,421)		294,421

	COLLATERAL FOR SECURITIES LOANED - 6.2%
	BNY Mellon Overnight Government Fund
1,238,700	(Cost - $1,238,700)		1,238,700

	TOTAL INVESTMENTS - 106.1% (Cost - $15,792,212) (a)		$ 21,302,133

	OTHER ASSETS AND LIABILITIES - (6.1) %		(1,230,867)

	NET ASSETS - 100.0%		$ 20,071,266

	* Non-income producing securities.
	+ All or a portion of the security is on loan.
	PLC - Public Liability Company
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $15,841,716 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 5,945,089
		Unrealized depreciation:	(484,672)
		Net unrealized appreciation:	$ 5,460,417

SCHEDULES OF INVESTMENTS
SMALL CAPITALIZATION PORTFOLIO (Unaudited)
May 31, 2015

Shares			Value
	COMMON STOCK - 92.2%
	AEROSPACE/DEFENSE - 1.7%
9,560	Ducommun, Inc. *		$ 222,652

	AIRLINES - 0.4%
820	Spirit Airlines, Inc. *		52,127

	APPAREL - 0.6%
3,080	Iconix Brand Group, Inc. *		79,526

	AUTO PARTS & EQUIPMENT - 1.8%
10,522	Dana Holding Corp.		229,064

	BANKS - 16.2%
4,190	1st Source Corp.		132,320
7,530	Ameris Bancorp		189,681
4,750	Bridge Capital Holdings *		132,383
25,290	ConnectOne Bancorp, Inc.		491,889
9,948	Eagle Bancorp, Inc. *		395,831
5,010	First Business Financial Services, Inc.		224,348
3,300	German American Bancorp, Inc.		95,766
8,030	Peoples Bancorp, Inc.		185,413
2,010	South State Corp.		144,378
4,890	Yadkin Financial Corp. *		96,578
			2,088,587
	CHEMICALS - 2.9%
5,760	Calgon Carbon Corp.		119,578
2,950	Innophos Holdings, Inc.		153,725
8,650	Intrepid Potash, Inc. *		100,513
			373,816
	COMMERCIAL SERVICES - 1.1%
6,200	James River Group Holdings Ltd.		145,762

	COMPUTERS - 3.7%
2,770	MAXIMUS, Inc.		181,075
3,010	Synaptics, Inc. *		299,916
			480,991
	DISTRIBUTION/WHOLESALE - 1.3%
3,070	Core-Mark Holding Co., Inc.		164,890

	ELECTRIC - 2.5%
4,910	Otter Tail Corp.		132,668
5,320	Portland General Electric Co.		185,987
			318,655
	ENGINEERING & CONSTRUCTION - 2.1%
5,865	EMCOR Group, Inc.		266,095

	ENTERTAINMENT - 2.0%
9,310	Carmike Cinemas, Inc. *		259,097

	FOOD - 3.5%
10,730	Darling Ingredients, Inc. * +		168,461
29,460	Inventure Foods, Inc. *		279,870
			448,331
	FOREST PRODUCTS & PAPER - 1.7%
9,960	Orchids Paper Products Co.		224,100

	HEALTHCARE-PRODUCTS - 5.4%
3,630	Analogic Corp.		307,134
3,060	Teleflex, Inc.		393,944
			701,078
	INSURANCE - 2.6%
13,225	Federated National Holding Co.		339,618

	INTERNET - 1.7%
8,160	FTD Cos, Inc. *		224,645

	MISCELLANEOUS MANUFACTURING - 9.6%
5,620	AO Smith Corp.		401,156
3,710	AptarGroup, Inc.		236,587
7,740	Barnes Group, Inc.		311,612
4,888	EnPro Industries, Inc.		295,626
			1,244,981
	OIL & GAS - 1.8%
3,040	Carrizo Oil & Gas, Inc. *		152,486
5,990	Stone Energy Corp. *		81,344
			233,830
	OIL & GAS SERVICES - 1.4%
20,580	Basic Energy Services, Inc. *		179,252

	PHARMACEUTICALS - 3.0%
8,800	Prestige Brands Holdings, Inc. *		386,496

	REITS - 5.7%
5,280	Colony Capital, Inc.		135,485
6,860	LaSalle Hotel Properties		250,116
4,510	Pebblebrook Hotel Trust		193,389
2,142	PS Business Parks, Inc.		156,580
			735,570
	RETAIL - 4.2%
10,320	Bloomin' Brands, Inc.		231,787
4,970	CST Brands, Inc.		197,657
7,450	Stage Stores, Inc.		120,616
			550,060
	SAVINGS & LOANS - 1.2%
4,340	First Defiance Financial Corp.		153,202

	SEMICONDUCTORS - 8.3%
23,270	Entegris, Inc. *		324,151
30,390	Photronics, Inc. *		306,635
12,460	Silicon Motion Technology Corp. - ADR		441,832
			1,072,618
	TELECOMMUNICATIONS - 2.1%
4,330	NICE-Systems Ltd. - ADR		271,491

	TRANSPORTATION - 3.7%
11,560	Covenant Transportation Group, Inc. *		357,320
2,910	Saia, Inc. *		119,135
			476,455

	TOTAL COMMON STOCK (Cost - $9,016,425)		11,922,989

	SHORT-TERM INVESTMENTS - 7.8%
	Milestone Treasury Obligations Portfolio, Institutional Class
1,004,160	(Cost - $1,004,160)		1,004,160

	COLLATERAL FOR SECURITIES LOANED - 1.3%
	BNY Mellon Overnight Government Fund
169,952	(Cost - $169,952)		169,952

	TOTAL INVESTMENTS - 101.3% (Cost - $10,190,537) (a)		$ 13,097,101

	OTHER ASSETS AND LIABILITIES - (1.3) %		(170,866)

	NET ASSETS - 100.0%		$ 12,926,235

	* Non-income producing securities.
	+ All or a portion of the security is on loan.
	ADR - American Depository Receipt.
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $10,192,769 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 3,154,855
		Unrealized depreciation:	(250,523)
		Net unrealized appreciation:	$ 2,904,332

SCHEDULES OF INVESTMENTS
INTERNATIONAL EQUITY PORTFOLIO (Unaudited)
May 31, 2015

Shares			Value
	COMMON STOCK - 97.2%
	AGRICULTURE - 2.5%
2,460	Philip Morris International, Inc.		$ 204,352

	APPAREL - 1.0%
1,000	adidas AG		78,643

	AUTO MANUFACTURERS - 2.7%
3,900	Honda Motor Co. Ltd.		134,107
2,150	Kia Motors Corp.		92,273
			226,380
	BANKS - 15.8%
1,800	Bancolombia SA - ADR		73,314
2,643	BNP Paribas SA		159,095
29,455	CaixaBank SA		140,990
690	Credicorp Ltd.		97,387
7,946	Credit Suisse Group AG		209,954
12,210	ICICI Bank Ltd.		128,938
9,800	Itau Unibanco Holding SA		104,860
5,330	National Australia Bank Ltd.		139,975
35,600	Sumitomo Mitsui Trust Holdings, Inc.		162,002
25,240	Turkiye Garanti Bankasi AS		79,876
			1,296,391
	BEVERAGES - 2.4%
10,300	Coca-Cola Amatil Ltd.		79,243
4,400	Diageo PLC		121,886
			201,129
	BUILDING MATERIALS - 4.1%
5,850	CRH PLC		163,659
5,200	LIXIL Group Corp.		99,098
25,000	Taiheiyo Cement Corp.		73,040
			335,797
	CHEMICALS - 7.8%
3,780	Clariant AG		80,629
2,770	Evonik Industries AG		103,645
315	LG Chem Ltd.		70,563
34,000	Nan Ya Plastics Corp.		80,275
21,700	Sumitomo Chemical Co. Ltd.		126,051
396	Syngenta AG		179,498
			640,661
	COMMERCIAL SERVICES - 1.2%
12,200	Michael Page International PLC		101,408

	COMPUTERS - 0.8%
12,000	Fujitsu Ltd.		67,108

	DIVERSIFIED FINANCIAL SERVICES - 2.5%
25,070	Arrow Global Group PLC		103,708
6,400	ORIX Corp.		100,914
			204,622
	ELECTRIC - 1.2%
6,660	E.ON SE		97,940

	ELECTRICAL COMPONENTS & EQUIPMENT - 1.4%
20,000	Delta Electronics, Inc.		114,035

	ELECTRONICS - 0.9%
14,000	AAC Technologies Holdings, Inc.		77,994

	ENGINEERING & CONSTRUCTION - 2.2%
105,000	China State Construction International Holdings Ltd.		184,651

	ENVIRONMENTAL CONTROL - 1.0%
13,000	Cleanaway Co. Ltd.		80,738

	FOOD - 5.4%
1,904	Aryzta AG		120,251
3,100	Cia Brasileira de Distribuicao - ADR		83,111
1,970	Danone SA		135,247
41,300	Wilmar International Ltd.		102,737
			441,346
	HAND/MACHINE TOOLS - 1.5%
6,000	Finning International, Inc.		119,567

	HOLDING COMPANIES-DIVERSIFIED - 1.1%
6,000	Hutchison Whampoa Ltd.		89,017

	INSURANCE - 4.4%
9,320	Assicurazioni Generali SpA		180,395
1,018	Samsung Life Insurance Co. Ltd.		102,833
1,930	Tokio Marine Holdings, Inc.		79,511
			362,739
	INTERNET - 1.4%
3,300	Trend Micro, Inc.		115,621

	MACHINERY-CONSTRUCTION & MINING - 1.2%
14,000	Hitachi Ltd.		95,303

	MACHINERY-DIVERSIFIED - 2.6%
11,830	CNH Industrial NV		105,442
2,260	KION Group AG		107,640
			213,082
	METAL FABRICATE/HARDWARE - 0.9%
2,500	Tenaris SA		71,925

	MINING - 1.6%
6,270	BHP Billiton PLC		131,948

	MISCELLANEOUS MANUFACTURING - 0.9%
9,700	Airtac International Group		76,747

	OIL & GAS - 8.4%
11,840	Encana Corp.		149,458
17,800	Precision Drilling Corp.		117,479
4,410	Royal Dutch Shell PLC		131,224
12,900	Santos Ltd.		81,001
2,000	Sasol Ltd.		70,692
2,810	TOTAL SA		141,718
			691,572
	OIL & GAS SERVICES - 1.9%
11,030	Amec Foster Wheeler PLC		160,189

	PHARMACEUTICALS - 4.2%
99,200	CSPC Pharmaceutical Group Ltd.		101,997
560	Roche Holding AG		170,067
760	Sanofi		74,797
			346,861
	PRIVATE EQUITY - 1.5%
1,796	Eurazeo SA		120,149

	REAL ESTATE - 1.2%
9,230	BR Properties SA		30,810
4,200	Sun Hung Kai Properties Ltd.		71,049
			101,859
	REITS - 1.0%
101,000	Keppel DC REIT - REIT *		78,693

	RETAIL - 3.9%
1,030	HUGO BOSS AG		117,650
675	Kering		118,358
48,000	Lifestyle International Holdings Ltd.		87,157
			323,165
	SOFTWARE - 3.1%
12,420	Playtech PLC		157,380
1,300	SAP SE		96,456
			253,836
	TELECOMMUNICATIONS - 2.3%
50,000	China Unicom Hong Kong Ltd.		84,776
9,270	Telefonaktiebolaget LM Ericsson		104,125
			188,901
	WATER - 1.2%
116,000	Beijing Enterprises Water Group Ltd.		97,742

	TOTAL COMMON STOCK (Cost - $7,825,600)		7,992,111

	SHORT-TERM INVESTMENTS - 2.1%
	Milestone Treasury Obligations Portfolio, Institutional Class
174,061	(Cost - $174,061)		174,061

	TOTAL INVESTMENTS - 99.3% (Cost - $7,999,661) (a)		$ 8,166,172

	OTHER ASSETS AND LIABILITIES - 0.7%		58,296

	NET ASSETS - 100.0%		$ 8,224,468

	* Non-income producing security.
	ADR - American Depositary Receipt
	PLC - Public Liability Company
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $8,026,637 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 490,217
		Unrealized depreciation:	(350,682)
		Net unrealized appreciation:	$ 139,535

SCHEDULES OF INVESTMENTS
HEALTH & BIOTECHNOLOGY PORTFOLIO (Unaudited)
May 31, 2015

Shares			Value
	COMMON STOCK - 98.3%
	BIOTECHNOLOGY - 7.9%
8,400	Amgen, Inc.		$ 1,312,584
8,900	Charles River Laboratories International, Inc. *		643,826
			1,956,410
	ELECTRONICS - 4.9%
6,350	Keysight Technologies, Inc. *		208,661
7,500	Waters Corp. *		1,002,150
			1,210,811
	HEALTHCARE-PRODUCTS - 24.7%
7,300	Becton Dickinson and Co.		1,025,723
4,600	Bio-Techne Corp.		465,750
7,600	CR Bard, Inc.		1,294,432
2,800	Edwards Lifesciences Corp. *		366,016
6,100	Greatbatch, Inc. *		317,078
20,196	Medtronic PLC		1,541,359
10,000	Patterson Cos, Inc.		478,400
6,600	Stryker Corp.		634,458
			6,123,216
	HEALTHCARE-SERVICES - 14.5%
7,000	Anthem, Inc.		1,174,950
6,500	Cigna Corp.		915,395
6,500	DaVita HealthCare Partners, Inc. *		544,570
7,200	Quest Diagnostics, Inc.		541,656
3,500	UnitedHealth Group, Inc.		420,735
			3,597,306
	PHARMACEUTICALS - 46.3%
15,000	AstraZeneca PLC		1,013,250
17,300	Cardinal Health, Inc.		1,525,341
10,400	Eli Lilly & Co.		820,560
11,900	GlaxoSmithKline PLC - ADR		528,003
7,000	Johnson & Johnson		700,980
525	Mallinckrodt PLC *		67,956
2,600	McKesson Corp.		616,798
16,700	Merck & Co., Inc.		1,016,863
6,900	Novartis AG		708,837
4,000	Omnicare, Inc.		381,160
19,520	Owens & Minor, Inc.		650,406
25,277	Pfizer, Inc.		878,376
11,908	Sanofi		588,374
14,575	Targacept, Inc. *		40,227
17,200	Teva Pharmaceutical Industries Ltd.		1,033,720
17,200	VCA, Inc. *		902,312
			11,473,163

	TOTAL COMMON STOCK (Cost - $14,563,666)		24,360,906

	SHORT-TERM INVESTMENTS - 1.6%
	Milestone Treasury Obligations Fund, Institutional Class
406,928	(Cost - $406,928)		406,928

	TOTAL INVESTMENTS - 99.9% (Cost - $14,970,594) (a)		$ 24,767,834

	OTHER ASSETS AND LIABILITIES - 0.1%		24,130

	NET ASSETS - 100.0%		$ 24,791,964

	* Non-income producing securities.
	ADR - American Depository Receipt.
	PLC - Public Liabilty Company
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $14,988,465 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 9,908,648
		Unrealized depreciation:	(129,279)
		Net unrealized appreciation:	$ 9,779,369

SCHEDULES OF INVESTMENTS
TECHNOLOGY & COMMUNICATIONS PORTFOLIO (Unaudited)
May 31, 2015

Shares			Value
	COMMON STOCK - 94.3%
	AEROSPACE/DEFENSE - 3.1%
8,780	Northrop Grumman Corp.		$ 1,397,600

	COMMERCIAL SERVICES - 2.3%
7,373	MasterCard, Inc. - Cl. A		680,233
5,348	Verisk Analytics, Inc. - Cl. A *		388,158
			1,068,391
	COMPUTERS - 31.3%
8,210	Accenture PLC - Cl. A		788,488
30,670	Amdocs Ltd.		1,682,249
38,271	Apple, Inc.		4,985,946
14,881	Brocade Communications Systems, Inc.		184,004
12,820	Cognizant Technology Solutions Corp. - Cl. A *		829,710
6,700	Computer Sciences Corp.		459,620
44,333	EMC Corp.		1,167,731
5,628	Fortinet, Inc. *		225,458
4,610	International Business Machines Corp.		782,087
14,550	Lexmark International, Inc.		669,009
15,400	NetApp, Inc.		514,360
30,300	Unisys Corp. *		622,362
14,150	Western Digital Corp.		1,377,644
			14,288,668
	DIVERSIFIED FINANCIAL SERVICES - 3.2%
1,480	Alliance Data Systems Corp. *		441,084
14,602	Visa, Inc. - Cl. A		1,002,865
			1,443,949
	ELECTRONICS - 1.5%
4,419	Methode Electronics, Inc.		207,384
20,908	Trimble Navigation Ltd. *		490,084
			697,468
	INTERNET - 20.1%
5,827	Alibaba Group Holding Ltd. - ADR *		520,468
2,491	Amazon.com, Inc. *		1,069,212
14,819	Facebook, Inc. - Cl. A *		1,173,517
3,744	Google, Inc. *		1,992,220
3,705	Google, Inc. - Cl. A *		2,020,411
4,354	IAC/InterActiveCorp		326,855
2,074	LinkedIn Corp. - Cl. A *		404,285
5,697	Splunk, Inc. *		385,231
132,005	Support.com, Inc. *		190,087
44,200	Symantec Corp.		1,088,425
			9,170,711
	SEMICONDUCTORS - 8.7%
6,359	Broadcom Corp.		361,509
1,605	Cavium, Inc. *		112,944
22,833	Cypress Semiconductor Corp.		313,497
14,500	Intel Corp.		499,670
13,520	KLA-Tencor Corp.		806,603
33,000	Marvell Technology Group Ltd.		461,670
8,720	QUALCOMM, Inc.		607,610
16,630	Xilinx, Inc.		788,595
			3,952,098
	SOFTWARE - 17.5%
24,000	AVG Technologies NV *		588,480
20,000	CA, Inc.		609,000
8,590	Check Point Software Technologies Ltd. *		727,745
13,521	Cvent, Inc. * +		356,414
3,215	CyberArk Software Ltd. * +		199,941
8,665	Guidewire Software, Inc. *		419,819
15,292	inContact, Inc. *		148,638
48,913	Microsoft Corp.		2,292,063
26,000	Oracle Corp.		1,130,740
8,437	Paycom Software, Inc. *		293,270
3,678	Proofpoint, Inc. * +		217,480
6,020	Salesforce.com inc *		437,955
4,205	Synchronoss Technologies, Inc. *		185,188
3,230	Tableau Software, Inc. - Cl. A *		365,668
			7,972,401
	TELECOMMUNICATIONS - 6.6%
57,100	Cisco Systems, Inc.		1,673,601
5,505	LogMeIn, Inc. *		349,402
2,429	Palo Alto Networks, Inc. *		411,691
43,551	Polycom, Inc. *		586,632
			3,021,326

	TOTAL COMMON STOCK (Cost - $27,635,414)		43,012,612

	SHORT-TERM INVESTMENTS - 4.2%
	Milestone Treasury Obligations Portfolio, Institutional Class
1,899,712	(Cost - $1,899,712)		1,899,712

	COLLATERAL FOR SECURITIES LOANED - 1.7%
	BNY Mellon Overnight Government Fund
769,883	(Cost - $769,883)		769,883

	TOTAL INVESTMENTS - 100.2% (Cost - $30,305,009) (a)		$ 45,682,207

	OTHER ASSETS AND LIABILITIES - (0.2) %		(71,967)

	NET ASSETS - 100.0%		$ 45,610,240

	* Non-income producing securities.
	+ All or a portion of the security is on loan.
	ADR - American Depository Receipt.
	PLC - Public Liability Company
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $30,434,309 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 15,535,791
		Unrealized depreciation:	(287,893)
		Net unrealized appreciation:	$ 15,247,898

SCHEDULES OF INVESTMENTS
ENERGY & BASIC MATERIALS PORTFOLIO (Unaudited)
May 31, 2015

Shares			Value
	COMMON STOCK - 98.7%
	CHEMICALS - 12.3%
2,390	Dow Chemical Co.		$ 124,447
865	LyondellBasell Industries NV		87,452
884	Praxair, Inc.		108,608
1,699	Westlake Chemical Corp.		119,797
			440,304
	FOREST PRODUCTS & PAPER - 2.4%
1,600	West Fraser Timber Co. Ltd.		87,888

	MINING - 2.0%
8,077	HudBay Minerals, Inc.		71,939

	OIL & GAS - 64.8%
1,958	Anadarko Petroleum Corp.		163,708
14,300	Bankers Petroleum Ltd. *		34,819
13,900	Canacol Energy Ltd. *		32,509
3,936	Canadian Natural Resources Ltd.		121,386
1,706	Diamondback Energy, Inc. *		132,744
2,383	Energen Corp.		164,904
1,532	Exxon Mobil Corp.		130,526
13,727	Genel Energy PLC *		110,610
1,457	Helmerich & Payne, Inc.		106,346
2,895	Newfield Exploration Co. *		109,460
27,541	Oryx Petroleum Corp. Ltd. *		88,016
7,122	Parsley Energy, Inc. - Cl. A *		124,564
1,086	Pioneer Natural Resources Co.		160,543
4,823	QEP Resources, Inc.		90,817
1,779	Royal Dutch Shell PLC		106,242
18,532	Santos Ltd.		116,991
5,614	Suncor Energy, Inc.		164,097
2,119	Valero Energy Corp.		125,530
1,584	Western Refining, Inc.		69,664
3,147	Whiting Petroleum Corp. *		103,820
2,493	YPF SA - ADR		69,231
			2,326,527
	OIL & GAS SERVICES - 7.8%
1,271	Baker Hughes, Inc.		81,929
2,758	Halliburton Co.		125,213
3,113	Superior Energy Services, Inc.		71,879
			279,021
	PIPELINES - 6.2%
2,107	Enbridge, Inc.		100,968
2,983	Kinder Morgan, Inc.		123,765
			224,733
	TRANSPORTATION - 3.2%
12,502	Scorpio Tankers, Inc.		114,018

	TOTAL COMMON STOCK (Cost - $3,485,868)		3,544,430

	SHORT-TERM INVESTMENTS - 3.1%
	Milestone Treasury Obligations Portfolio, Institutional Class
110,584	(Cost - $110,584)		110,584

	TOTAL INVESTMENTS - 101.8% (Cost - $3,596,452) (a)		$ 3,655,014

	OTHER ASSETS AND LIABILITIES - (1.8) %		(65,562)

	NET ASSETS - 100.0%		$ 3,589,452

	* Non-income producing securities.
	ADR - American Depository Receipt.
	PLC - Public Liability Company
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $3,596,683 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 320,548
		Unrealized depreciation:	(262,217)
		Net unrealized appreciation:	$ 58,331

SCHEDULES OF INVESTMENTS
FINANCIAL SERVICES PORTFOLIO (Unaudited)
May 31, 2015

Shares			Value
	COMMON STOCK - 97.4%
	BANKS - 52.5%
4,385	Bank of America Corp.		$ 72,353
705	BankUnited, Inc.		23,681
1,842	Citigroup, Inc.		99,615
930	Citizens Financial Group, Inc.		24,961
2,426	Fifth Third Bancorp		49,102
411	Goldman Sachs Group, Inc.		84,744
2,106	HSBC Holdings PLC		20,013
1,408	JPMorgan Chase & Co.		92,618
1,994	KeyCorp		29,073
391	M&T Bank Corp.		47,264
705	PacWest Bancorp		31,647
551	PNC Financial Services Group, Inc.		52,725
713	State Street Corp.		55,564
1,143	SunTrust Banks, Inc.		48,783
700	Toronto-Dominion Bank		30,360
1,973	UBS Group AG		42,283
1,700	US Bancorp		73,287
2,230	Wells Fargo & Co.		124,791
			1,002,864
	DIVERSIFIED FINANCIAL SERVICES - 19.1%
865	American Express Co.		68,958
183	Ameriprise Financial, Inc.		22,800
151	BlackRock, Inc. - Cl. A		55,233
924	Discover Financial Services		53,842
165	Intercontinental Exchange, Inc.		39,069
934	Invesco Ltd.		37,201
2,161	Navient Corp.		41,642
872	Synchrony Financial *		28,157
372	Waddell & Reed Financial, Inc.		17,774
			364,676
	INSURANCE - 20.5%
410	ACE Ltd.		43,657
1,288	American International Group, Inc.		75,490
1,002	Berkshire Hathaway, Inc. *		143,286
1,060	MetLife, Inc.		55,396
374	Travelers Cos, Inc.		37,819
1,001	Unum Group		34,995
			390,643
	REAL ESTATE - 1.9%
971	CBRE Group, Inc. - Cl. A *		37,131

	REITS - 3.4%
532	LaSalle Hotel Properties		19,397
248	Simon Property Group, Inc.		44,987
			64,384

	TOTAL COMMON STOCK (Cost - $1,182,340)		1,859,698

	SHORT-TERM INVESTMENTS - 2.2%
	Milestone Treasury Obligations Portfolio, Institutional Class
41,846	(Cost - $41,846)		41,846

	TOTAL INVESTMENTS - 99.6% (Cost - $1,224,186) (a)		$ 1,901,544

	OTHER ASSETS AND LIABILITIES - 0.4%		7,034

	NET ASSETS - 100.0%		$ 1,908,578

	* Non-income producing securities.
	PLC - Public Liability Company
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,226,625 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 682,868
		Unrealized depreciation:	(7,949)
		Net unrealized appreciation:	$ 674,919

SCHEDULES OF INVESTMENTS
INVESTMENT QUALITY BOND PORTFOLIO (Unaudited)
May 31, 2015

Principal			Value
	U.S. GOVERNMENT AND AGENCIES - 50.9%
	FEDERAL HOME LOAN MORTGAGE CORPORATION - 11.8%
$ 300,000	5.125%, 10/18/16		$ 319,290
300,000	4.875%, 6/13/18		334,962
150,000	3.750%, 3/27/19		163,592
300,000	1.750%, 5/30/19		304,887
			1,122,731
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 12.8%
415,000	4.875%, 12/15/16		442,640
250,000	5.000%, 2/13/17		268,422
250,000	5.375%, 6/12/17		273,747
225,000	1.875%, 9/18/18 +		230,584
			1,215,393
	U.S. TREASURY NOTES - 20.7%
217,000	4.500%, 2/15/16		223,578
150,000	3.000%, 9/30/16		155,133
285,000	4.625%, 2/15/17		304,772
350,000	3.750%, 11/15/18		381,637
150,000	1.500%, 12/31/18		151,898
354,000	3.625%, 8/15/19		387,491
175,000	2.125%, 8/31/20		180,113
190,000	2.000%, 2/15/25 +		188,412
			1,973,034
	U.S. TREASURY INFLATION PROTECTION SECURITIES - 5.6%
220,000	2.000%, 1/15/16		266,385
230,000	1.375%, 1/15/20		270,247
			536,632

	TOTAL U.S. GOVERNMENT AND AGENCIES (Cost - $4,795,398)		4,847,790

	CORPORATE BONDS & NOTES - 43.6%
	AUTO MANUFACTURERS - 0.5%
49,000	PACCAR Financial Corp., 1.10%, 6/6/17		49,153

	BANKS - 5.3%
153,000	Bank of America Corp., 1.70%, 8/25/17		153,656
325,000	BB&T Corp., 4.90%, 6/30/17		346,434
			500,090
	BEVERAGES - 3.0%
166,000	Coca-Cola Co., 0.75%, 11/1/16		166,156
117,000	Diageo Capital PLC, 1.50%, 5/11/17		118,057
			284,213
	CHEMICALS - 1.7%
155,000	Dow Chemical Co., 4.125%, 11/15/21 +		166,488

	DIVERSIFIED FINANCIAL SERVICES - 4.7%
100,000	American Express Credit Corp., 2.80%, 9/19/16		102,461
303,000	General Electric Capital Corp., 5.50%, 1/8/20		349,147
			451,608
	ELECTRIC - 0.6%
54,000	Arizona Public Service Co., 2.20%, 1/15/20		54,409

	HEALTHCARE-PRODUCTS - 4.9%
325,000	CR Bard, Inc., 2.875%, 1/15/16		329,260
133,000	Medtronic, Inc., 3.625%, 3/15/24 +		139,864
			469,124
	INSURANCE - 5.9%
150,000	Berkshire Hathaway, Inc., 1.90%, 1/31/17		152,954
275,000	PartnerRe Finance B LLC, 5.50%, 6/1/20		310,214
85,000	Prudential Financial, Inc., 6.00%, 12/1/17		94,523
			557,691
	MACHINERY-CONSTRUCTION & MINING - 1.7%
158,000	Caterpillar Financial Services Corp., 1.00%, 11/25/16		158,642

	MISCELLANEOUS MANUFACTURING - 2.8%
240,000	Eaton Electric Holdings LLC, 6.10%, 7/1/17		263,964

	OIL & GAS - 2.5%
230,000	Occidental Petroleum Corp., 3.125%, 2/15/22		235,246

	OIL & GAS SERVICES - 2.7%
220,000	Weatherford International Ltd., 9.625%, 3/1/19		259,099

	PIPELINES - 2.0%
181,000	Energy Transfer Partners LP, 4.15%, 10/1/20 +		189,522

	REGIONAL - 2.1%
200,000	Province of Ontario Canada, 2.45%, 6/29/22		203,147

	RETAIL - 1.3%
125,000	Home Depot, Inc., 2.70%, 4/1/23		125,454

	SOFTWARE - 1.2%
118,000	Oracle Corp., 1.20%, 10/15/17		118,404

	TELECOMMUNICATIONS - 0.7%
61,000	Verizon Communications, Inc., 4.50%, 9/15/20		66,609

	TOTAL CORPORATE BONDS & NOTES (Cost - $3,947,700)		4,152,863

Shares
	SHORT-TERM INVESTMENTS - 5.7%
	Milestone Treasury Obligations Portfolio, Institutional Class
546,682	(Cost - $546,682)		546,682

	COLLATERAL FOR SECURITIES LOANED - 9.8%
	BNY Mellon Overnight Government Fund
935,129	(Cost - $935,129)		935,129

	TOTAL INVESTMENTS - 110.0% (Cost - $10,244,909) (a)		$ 10,482,464

	OTHER ASSETS AND LIABILITIES - (10.0) %		(954,842)

	NET ASSETS - 100.0%		$ 9,527,622

	+ All or a portion of the security is on loan.
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $10,224,909 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 257,921
		Unrealized depreciation:	(366)
		Net unrealized appreciation:	$ 257,555

SCHEDULES OF INVESTMENTS
MUNICIPAL BOND PORTFOLIO (Unaudited)
May 31, 2015

Principal			Value
	MUNICIPAL BONDS - 94.4%
	ALASKA - 3.9%
	Education - 3.9%
$ 40,000	City of Anchorage Schools, Series A, 5.00%, 10/1/20		$ 42,506

	ARIZONA - 4.2%
	General Obligation - 4.2%
40,000	Salt River Project Agricultural Improvement & Power District, 5.00%, 12/1/19		46,289

	CALIFORNIA - 3.2%
	Education - 3.2%
30,000	Alvord Unified School District, Series A, 5.90%, 2/1/20, MBIA		35,050

	DELAWARE - 4.1%
	General Obligation - 4.1%
40,000	County of New Castle DE, 4.00%, 7/15/21		45,322

	IOWA - 4.9%
	Education - 4.9%
50,000	University of Iowa Revenue, 3.50%, 7/1/22		53,354

	KENTUCKY - 4.3%
	Education - 4.3%
45,000	Mercer County School District Finance Corp. School Building Revenue, 4.125%, 5/1/23		47,243

	LOUISIANA - 4.2%
	General Obligation - 4.2%
40,000	State of Louisiana Unref Bal- Ser, 5.00%, 9/1/19		45,771

	MASSACHUSSETTS - 3.9%
	General Obligation - 3.9%
40,000	Massachusetts School Building Authority, 4.00%, 8/15/17		42,822

	MAINE - 4.3%
	Education - 4.3%
45,000	University of Maine System Revenue, 4.50%, 3/1/26		47,626

	MISSOURI - 5.0%
	Education - 5.0%
50,000	Kirksville R-III School District, 5.00%, 3/1/20		55,243

	NEW JERSEY - 4.0%
	General Obligation - 4.0%
40,000	Garden State Preservation Trust, 4.00%, 11/1/22		43,978

	NEW YORK - 8.6%
	Education - 4.7%
50,000	Dunkirk City School, 3.50%, 6/15/23		51,334
	General Obligation - 3.9%
40,000	New York State Dormitory Authority, 5.00%, 12/15/16		42,746
			94,080
	NORTH CAROLINA - 4.5%
	Water/Sewer - 4.5%
50,000	Wilmington, NC Water & Sewer System Revenue, 5.00%, 6/1/23		50,000

	NORTH DAKOTA - 3.8%
	General Obligation - 3.8%
40,000	City of Fargo, 4.25%, 5/1/16		41,451

	OREGON - 4.1%
	General Obligation - 4.1%
40,000	City of Eugene OR Electric Utility System Revenue, 4.00%, 8/1/20		44,716

	SOUTH DAKOTA - 2.9%
	General Obligation - 2.9%
30,000	Heartland Consumers Power District Electric, Revenue - Escrowed to Maturity, 6.00%, 1/1/17, FSA		31,657

	TENNESSEE - 4.0%
	General Obligation - 4.0%
40,000	Metropolitan Government of Nashville & Davidson County TN, 5.00%, 7/1/17		43,524

	UTAH - 4.9%
	General Obligation - 4.9%
50,000	Salt Lake County Utah, 3.00%, 12/15/20		53,347

	WASHINGTON - 5.0%
	Water/Sewer - 5.0%
50,000	County of King WA Sewer Revenue, 4.00%, 1/1/20		55,439

	WEST VIRGINIA - 5.9%
	Housing - 5.9%
60,000	West Virginia Economic Development Authority - Series A, 4.00%, 6/15/26, MBIA		64,644

	WISCONSIN - 4.7%
	General Obligation - 4.7%
45,000	State of Wisconsin, 5.00%, 5/1/19		51,292

	TOTAL MUNICIPAL BONDS (Cost - $1,000,291)		1,035,354
Shares
	SHORT-TERM INVESTMENTS - 4.1%
45,235	Milestone Treasury Obligations Portfolio, Institutional Class
	(Cost - $45,235)		45,235

	TOTAL INVESTMENTS - 98.5% (Cost - $1,045,526) (a)		$ 1,080,589

	OTHER ASSETS AND LIABILITIES - 1.5%		17,000

	TOTAL NET ASSETS - 100.0%		$ 1,097,589

	MBIA - Insured by Municipal Bond Insurance Association
	FSA - Insured by Federal Security Assurance
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,045,526 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 35,063
		Unrealized depreciation:	-
		Net unrealized appreciation:	$ 35,063

SCHEDULES OF INVESTMENTS
US GOVERNMENT MONEY MARKET PORTFOLIO (Unaudited)
May 31, 2015

Principal		Value
REPURCHASE AGREEMENT - 99.6%
$ 11,904,000	Merrill Lynch Repo, 0.07%, due 6/1/15 with a full maturity value of $11,904,069
(Fully collateralized by $12,141,800 U.S. Treasury Bond, 0.089 % due 04/30/2017; aggregate market value plus accrued interest $12,142,085)

	(Cost - $11,904,000)	$ 11,904,000

	TOTAL INVESTMENTS - 99.6% (Cost - $11,904,000)	$ 11,904,000

	OTHER ASSETS AND LIABILITIES - 0.4%	45,799

	NET ASSETS - 100.0%	$ 11,949,799

CONSOLIDATED SCHEDULES OF INVESTMENTS
JAMES ALPHA GLOBAL ENHANCED REAL RETURN PORTFOLIO (Unaudited)
May 31, 2015

Shares						Value
	COMMON STOCK - 16.2%
	AIRLINES - 1.3%
1,206	American Airlines Group, Inc.					$ 51,098
1,157	Delta Air Lines, Inc.					49,658
215	Southwest Airlines Co.					7,966
712	United Continental Holdings, Inc. *					38,868
						147,590
	AUTO MANUFACTURERS - 1.3%
4,227	General Motors Co.					152,045

	BANKS - 0.3%
185	Bank of New York Mellon Corp.					8,022
150	Citigroup, Inc.					8,112
210	Morgan Stanley					8,022
100	State Street Corp.					7,793
						31,949
	CHEMICALS - 0.1%
155	Dow Chemical Co.					8,071
80	LyondellBasell Industries NV					8,088
						16,159
	COAL - 0.3%
1,438	Westmoreland Coal Co. *					37,086

	COMMERCIAL SERVICES - 1.0%
5,774	Hertz Global Holdings, Inc. *					114,845

	COMPUTERS - 1.3%
666	Apple, Inc.					86,766
4,731	BlackBerry Ltd. *					46,364
240	Hewlett-Packard Co.					8,016
						141,146
	COSMETICS/PERSONAL CARE - 2.7%
100	Procter & Gamble Co.					7,839
7,933	Revlon, Inc. *					292,807
						300,646
	DIVERSIFIED FINANCIAL SERVICES - 0.2%
135	Discover Financial Services					7,866
200	Invesco Ltd.					7,966
415	Navient Corp.					7,997
						23,829
	ELECTRIC - 0.1%
145	American Electric Power Co., Inc.					8,162

	HEALTHCARE-SERVICES - 0.3%
50	Anthem, Inc.					8,393
60	Cigna Corp.					8,450
100	HCA Holdings, Inc. *					8,183
70	UnitedHealth Group, Inc.					8,415
						33,441
	HOUSEHOLD PRODUCTS/WARES - 0.8%
75	Kimberly-Clark Corp.					8,165
33,838	Summer Infant, Inc. *					84,257
						92,422
	INSURANCE - 2.2%
120	Allstate Corp.					8,078
2,481	Assurant, Inc.					163,374
27,759	WMIH Corp. *					79,113
						250,565
	INTERNET - 0.7%
5,708	Chegg, Inc. *					43,438
924	Yahoo!, Inc. *					39,672
						83,110
	REAL ESTATE - 0.1%
210	CBRE Group, Inc. - Cl. A *					8,030

	REITS - 0.1%
245	Weyerhaeuser Co. - REIT					7,977

	RETAIL - 0.1%
110	Wal-Mart Stores, Inc.					8,170

	TELECOMMUNICATIONS - 3.3%
27,927	HC2 Holdings, Inc. *					311,945
135	Motorola Solutions, Inc.					7,965
9,900	Novatel Wireless, Inc. *					43,263
160	Verizon Communications, Inc.					7,910
						371,083

	TOTAL COMMON STOCK (Cost - $1,585,672)					1,828,255
Principal
	CORPORATE BONDS & NOTES - 12.4%
	COMMERCIAL SERVICES - 0.4%
$ 50,000	Rent-A-Center, Inc., 4.75%, 05/01/21					44,000

	DIVERSIFIED FINANCIAL SERVICES - 8.9%
1,000,000	Golden State RE II Ltd. , 2.20%, 1/8/19 ^ (a)					1,000,250

	TELECOMMUNICATIONS - 3.1%
250,000	HC2 Holdings, Inc., 11.00%, 12/1/19 (a)					256,875
25,000	Intelsat Jackson Holdings SA, 6.625%, 12/15/22					23,375
75,000	NeuStar, Inc., 4.50%, 1/15/23					66,375
						346,625

	TOTAL CORPORATE BONDS & NOTES (Cost - $1,398,407)					1,390,875

	U.S. GOVERNMENT - 44.6%
	U.S. TREASURY NOTE - 44.6%
2,000,000	0.250%, 11/30/15					2,001,406
2,000,000	0.250%, 2/29/16 + #					2,000,234
1,000,000	1.375%, 7/31/18					1,011,250
	TOTAL U.S. GOVERNMENT (Cost - $5,001,650)					5,012,890
Shares
	SHORT-TERM INVESTMENTS - 21.4%
	Milestone Treasury Obligations Portfolio, Institutional Class
2,407,626	(Cost - $2,407,626)					2,407,626

	TOTAL INVESTMENTS - 94.6% (Cost - $10,393,355) (b)					$ 10,639,646

	OTHER ASSETS AND LIABILITIES - 5.4%					603,210

	NET ASSETS - 100.0%					$ 11,242,856

	* Non-income producing securities.
	+ All or a portion of this investment is a holding of the James Alpha Cayman Commodity Fund I Ltd.
	^ Floating rate security, rate shown represents the rate at May 31, 2015.
	# All or a portion of this security is segregated as collateral for open swap contracts.

	(a) Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At May 31, 2015, these securities amounted to $1,257,125 or 11.2 % of net assets.
	(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $10,434,275 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

					Unrealized appreciation:	$ 329,791
					Unrealized depreciation:	(124,420)
					Net unrealized appreciation:	$ 205,371

Long (Short)						Unrealized
Contracts						Gain/(Loss)
	OPEN LONG FUTURES CONTRACTS - (0.0) %
2	Euro BTP Italian Govt Bond Future, Maturing June 2015
	(Underlying Face Amount at Value $296,220)					$ (6,805)
1	Euro-Bund Future, Maturing June 2015
	(Underlying Face Amount at Value $170,600)					66
1	Long Gilt Future, Maturing September 2015
	(Underlying Face Amount at Value $179,775)					1,129
5	Gold Future, Maturing December 2015 +
	(Underlying Face Amount at Value $595,850)					1,400
5	Bank Accept Future, Maturing June 2016
	(Underlying Face Amount at Value $396,755)					881
9	Crude Oil Future, Maturing June 2016 +
	(Underlying Face Amount at Value $563,400)					1,740
4	Three Month Euro Future, Maturing June 2016
	(Underlying Face Amount at Value $1,097,330)					(55)
5	Three Month Sterling Future, Maturing June 2016
	(Underlying Face Amount at Value $945,131)					305
4	Three Month Euro Swiss Franc Future, Maturing June 2016
	(Underlying Face Amount at Value $1,068,890)					424
5	90-Day Bank Bill Future, Maturing June 2016
	(Underlying Face Amount at Value $374,985)					597
4	90-Day Euro Future, Maturing June 2016
	(Underlying Face Amount at Value $990,550)					688
	NET UNREALIZED GAIN FROM OPEN LONG FUTURE CONTRACTS					$ 370

	OPEN SHORT FUTURES CONTRACTS - (0.7) %
(2)	10 YR AUD Government Bond, Maturing June 2015
	(Underlying Face Amount at Value $1,377,792)					$ 152
(3)	10 YR Mini JBG Future, Maturing June 2015
	(Underlying Face Amount at Value $356,700)					(749)
(13)	S&P E-Mini Future, Maturing June 2015
	(Underlying Face Amount at Value $1,368,900)					(41,600)
(2)	Coffee Future, Maturing July 2015 +
	(Underlying Face Amount at Value $9,461,250)					10,913
(4)	Copper Future, Maturing July 2015 +
	(Underlying Face Amount at Value $272,800)					5,350
(17)	Crude Oil Future, Maturing July 2015 +
	(Underlying Face Amount at Value $1,025,100)					(53,760)
(2)	Natural Gas Future, Maturing July 2015 +
	(Underlying Face Amount at Value $5,284)					3,920
(2)	US Long Bond Future, Maturing September 2015
	(Underlying Face Amount at Value $311,250)					(2,625)
	NET UNREALIZED LOSS FROM OPEN SHORT FUTURE CONTRACTS					$ (78,399)

	OPEN CREDIT DEFAULT SWAPS - (0.5) %
Notional Amount	Reference Entity	Counterparty	Expiration Date	Pay/Receive Fixed Rate	Fixed Rate	Unrealized Gain/(Loss)
$ 582,000	CDX.NA.HY.20	JP Morgan Chase	6/20/2018	Pay	5.00%	$ (31,576)
194,000	CDX.NA.HY.20	JP Morgan Chase	6/20/2018	Pay	5.00%	(12,140)
2,000,000	French Republic, 2.50%, 09/20/16	JP Morgan Chase	9/20/2016	Pay	0.25%	(15,218)
	Total Unrealized (Loss) from Open Credit Default Swaps					$ (58,934)

	OPEN TOTAL RETURN SWAPS CONTRACTS - 0.1%
Notional Amount	Reference Entity	Counterparty	Expiration Date	Pay/Receive Fixed Rate	Fixed Rate	Unrealized Gain/(Loss)
$ 200,000	CS Multi-Asset Futures - Milling Wheat Excess Return Index (A commodity total return swap on Milling Wheat Futures) +	Credit Suisse	6/4/2015	Pay	0.30%	$ (5,321)
200,000	CS Multi-Asset Futures - RBOB Gasoline Excess Return Index (A commodity total return swap on Gasoline Futures) +	Credit Suisse	6/4/2015	Pay	0.10%	8,012
200,000	CS Mult-Asset Futures - Soymeal Excess Return Index (A commodity total return swap on Soymeal Futures) +	Credit Suisse	6/4/2015	Pay	0.12%	(918)
200,000	CS Multi-Asset Futures - White Sugar Excess Return Index (A commodity total return swap on White Sugar Futures) +	Credit Suisse	6/4/2015	Pay	0.25%	(9,560)
22,489	CS Multi-Asset Futures - SRW Wheat Excess Return Index (A commodity total return swap on SRW Wheat) +	Credit Suisse	6/4/2015	Receive	0.00%	13,032
4,708	CS Multi-Asset Futures - Soybean Oil Excess Return Index (A commodity total return swap on Soybean Oil) +	Credit Suisse	6/4/2015	Receive	0.00%	(7,148)
3,857	CS Multi-Asset Futures - Sugar #11 Excess Return Index (A commodity total return swap on Sugar #11) +	Credit Suisse	6/4/2015	Receive	0.00%	7,686
434	CS Multi-Asset Futures - Gas Oil Excess Return Index (A commodity total return swap on Gas Oil) +	Credit Suisse	6/4/2015	Receive	0.00%	-
500,000	Barclays ComBATS Curve Switcher Index (a total return swap on a Barclays index that is long and short several commodity futures with different expiration dates) +	Barclays	7/28/2015	Pay	0.80%	(364)
2,500,000	BAML Congestion Version 3 Leveraged W3 CD Index (A commodity total return swap on long and short commodity futures with different expiration dates) +	BofA Merrill Lynch	7/28/2015	Pay	1.00%	244
1,300,000	BAML MLBXW3C0 Index (A total return swap on an index that is long and short several commodity futures with different expiration dates) +	BofA Merrill Lynch	7/28/2015	Pay	0.80%	(6,539)
500,000	BAML MLBAWLS Index (A total return swap on an index long the Bloomberg 3 Month Forward Commodity Index and short the Bloomberg Commodity Index) +	BofA Merrill Lynch	7/28/2015	Pay	0.50%	(363)
500,000	BAML MLBW3C0 Index (A commodity total return swap on long and short commodity futures with different expiration dates) +	BofA Merrill Lynch	7/28/2015	Pay	0.80%	2,515
700,000	CS Backwardation RV Excess Return Index (A commodity total return swap short the Bloomberg Commodity Index and long additional commodity futures) +	Credit Suisse	7/28/2015	Pay	0.50%	6,753
400,000	J.P. Morgan ETF Efficiente 8 RC Index (A total return swap on a multi asset momentum volatility index strategy)	J.P. Morgan Chase	7/28/2015	Pay	0.00%	(1,767)
500,000	Atlantic Dynamic HYIGS Barclays Credit Index (A total return swap on a high yield investment grade security index) +	Barclays	2/2/2016	Pay	0.80%	771
	Total Unrealized Gain from Open Total Return Swaps					$ 7,033

+ All or a portion of this investment is a holding of the James Alpha Cayman Commodity Fund I Ltd.

SCHEDULES OF INVESTMENTS
JAMES ALPHA GLOBAL REAL ESTATE INVESTMENTS PORTFOLIO (Unaudited)
May 31, 2015

Shares			Value
	COMMON STOCK - 97.1%
	ASIA PACIFIC - 18.9%
	AUSTRALIA - 5.7%
268,100	Dexus Property Group		$ 1,643,252
2,000,800	Scentre Group		6,047,498
2,022,400	Westfield Corp.		14,980,192
			22,670,942
	HONG KONG - 5.1%
79,000	Great Eagle Holdings Ltd.		298,621
3,460,900	Link REIT		20,092,178
			20,390,799
	JAPAN - 6.7%
188,100	Aeon Mall Co. Ltd.		3,464,641
3,274	GLP J-Reit		3,215,700
712	Japan Real Estate Investment Corp.		3,281,476
230,600	Mitsubishi Estate Co. Ltd.		5,163,463
145,600	Mitsui Fudosan Co. Ltd.		4,254,439
650	Nippon Building Fund, Inc.		3,042,865
2,245	Nippon Prologis REIT, Inc.		4,332,266
			26,754,850
	SINGAPORE - 1.4%
2,426,900	Fortune Real Estate Investment Trust		2,451,541
1,468,500	Global Logistic Properties Ltd.		3,005,606
			5,457,147

	TOTAL ASIA PACIFIC (Cost - $83,883,531)		75,273,738

	EUROPE - 15.4%
	FRANCE - 2.7%
242,000	Klepierre		10,744,297

	GERMANY - 8.0%
799,700	Deutsche Annington Immobilien SE		25,270,443
380,700	TLG Immobilien AG *		6,434,987
			31,705,430
	UNITED KINGDOM - 4.7%
379,800	Great Portland Estates PLC		4,802,092
226,600	Telecity Group PLC		3,727,877
4,450,000	Tritax Big Box REIT PLC		7,860,751
249,600	UNITE Group PLC		2,371,193
			18,761,913

	TOTAL EUROPE (Cost - $60,213,075)		61,211,640

	NORTH AMERICA - 62.8%
	CANADA - 5.1%
165,600	Boardwalk Real Estate Investment Trust		7,734,190
353,550	Brookfield Asset Management, Inc.		12,508,599
			20,242,789
	UNITED STATES - 57.7%
606,300	America First Multifamily Investors LP		3,419,532
331,000	American Campus Communities, Inc.		12,912,310
130,000	American Realty Capital Properties, Inc.		1,153,100
26,700	American Residential Properties, Inc. *		495,285
198,400	American Tower Corp.		18,409,536
504,000	ARMOUR Residential REIT, Inc.		1,506,960
328,127	Ashford Hospitality Prime, Inc.		5,164,719
358,200	Brixmor Property Group, Inc.		8,876,196
479,267	Campus Crest Communities, Inc.		2,712,651
748,500	CatchMark Timber Trust, Inc. - Cl. A		8,907,150
188,900	Chatham Lodging Trust		5,277,866
137,900	Chesapeake Lodging Trust		4,284,553
705,000	CorEnergy Infrastructure Trust, Inc.		4,688,250
280,700	CoreSite Realty Corp.		13,249,040
48,200	Corrections Corp. of America		1,694,712
128,700	CyrusOne, Inc.		4,153,149
106,300	Education Realty Trust, Inc.		3,501,522
686,300	Ellington Financial LLC		13,520,110
136,831	Ellington Residential Mortgage REIT		2,160,562
27,000	FelCor Lodging Trust, Inc.		289,980
272,800	First Potomac Realty Trust		2,755,280
207,200	Gaming and Leisure Properties, Inc.		7,583,520
96,500	Health Care REIT, Inc.		6,780,090
37,600	Macerich Co.		3,087,336
236,300	Nationstar Mortgage Holdings, Inc. *		4,659,836
436,838	New Senior Investment Group, Inc.		6,967,566
736,200	NorthStar Realty Finance Corp.		13,354,668
149,300	PennyMac Mortgage Investment Trust		2,742,641
347,300	Physicians Realty Trust		5,577,638
119,900	Plum Creek Timber Co., Inc.		4,947,074
253,600	QTS Realty Trust, Inc. - Cl. A		9,441,528
43,300	RE/MAX Holdings, Inc. - Cl. A		1,448,385
44,000	Realogy Holdings Corp. *		2,065,800
528,200	Rexford Industrial Realty, Inc.		7,706,438
779,400	Select Income REIT		18,269,136
416,600	Tanger Factory Outlet Centers, Inc.		14,010,258
123,200	Western Asset Mortgage Capital Corp.		1,872,640
			229,647,017

	TOTAL NORTH AMERICA (Cost - $275,550,507)		249,889,806

	TOTAL COMMON STOCK (Cost - $419,647,113)		386,375,184

	SHORT-TERM INVESTMENTS - 2.7%
	Milestone Treasury Obligations Fund
10,612,296	(Cost - $10,612,296)		10,612,296

	TOTAL INVESTMENTS - 99.8% (Cost - $430,259,409) (a)		$ 396,987,480

	OTHER ASSETS AND LIABILITIES - 0.2%		628,478

	NET ASSETS - 100.0%		$ 397,615,958

	* Non-income producing securities
	PLC - Public Liability Company
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $429,535,019 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 4,026,499
		Unrealized depreciation:	(36,574,038)
		Net unrealized depreciation:	$ (32,547,539)

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Unaudited)
May 31, 2015

Shares			Value
	COMMON STOCK - 86.6%
	AGRICULTURE - 1.3%
2,800	Lorillard, Inc. +		$ 202,944

	APPAREL - 0.3%
757	Deckers Outdoor Corp. *+		51,590

	BANKS - 0.8%
1,400	City National Corp		129,052

	BIOTECHNOLOGY - 1.5%
2,580	Achillion Pharmaceuticals, Inc. *		25,516
11,533	NeoGenomics, Inc. *+		61,471
5,922	Pfenex, Inc. *+		112,400
100	Synageva BioPharma Corp. *		21,341
111	Ultragenyx Pharmaceutical, Inc. *		9,657
			230,385
	CHEMICALS - 0.9%
1,000	Sigma-Aldrich Corp. +		139,300

	COMMERCIAL SERVICES - 5.8%
973	Cardtronics, Inc. *+		35,515
535	CoStar Group, Inc. *+		111,767
1,651	Euronet Worldwide, Inc. *+		98,730
2,933	ExamWorks Group, Inc. *+		119,901
3,803	HMS Holdings Corp. *+		64,803
1,746	KAR Auction Services, Inc. +		65,056
3,875	LifeLock, Inc. *+		58,977
1,490	NV5 Holdings, Inc. *		34,002
3,457	On Assignment, Inc. *+		129,603
2,786	Paylocity Holding Corp. *+		93,275
808	TriNet Group, Inc. *+		24,183
350	WEX, Inc. *+		39,686
2,500	Xoom Corp. * +		47,025
			922,523
	COMPUTERS - 1.7%
1,460	Fleetmatics Group PLC *+		61,043
5,993	LivePerson, Inc. *+		57,353
3,655	Qualys, Inc. *		148,832
			267,228
	DIVERSIFIED FINANCIAL SERVICES - 1.5%
4,932	America First Multifamily Investors LP		27,816
4,812	Ellington Financial LLC		94,796
3,137	Nationstar Mortgage Holdings, Inc. *		61,862
1,415	WageWorks, Inc. *+		60,675
			245,149
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.1%
4,400	GrafTech International Ltd. *		22,308

	ELECTRONICS - 0.4%
1,721	IMAX Corp. *+		69,425

	ENTERTAINMENT - 0.2%
960	Lions Gate Entertainment Corp. +		31,766

	ENVIRONMENTAL CONTROL - 1.2%
10,050	Fenix Parts, Inc. *		100,098
6,075	Heritage-Crystal Clean, Inc. *+		86,326
			186,424
	GAS - 1.7%
4,100	Western Gas Equity Partners LP		262,605

	HEALTHCARE-PRODUCTS - 1.5%
822	Bio-Techne Corp.		83,227
5,186	GenMark Diagnostics, Inc. *		47,556
1,122	Inogen, Inc. *+		41,940
381	iRadimed Corp. *		7,349
3,876	T2 Biosystems, Inc. *+		65,078
			245,150
	HEALTHCARE-SERVICES - 1.9%
1,971	Acadia Healthcare Co., Inc. *+		146,130
760	Adeptus Health, Inc. - Cl. A *+		53,238
1,017	Premier, Inc. - Cl. A *+		38,971
1,532	Surgical Care Affiliates, Inc. *+		58,201
			296,540
	INSURANCE - 0.1%
2,846	Health Insurance Innovations, Inc. - Cl. A *+		14,315

	INTERNET - 3.6%
7,021	Attunity Ltd. *+		97,030
2,301	Cogent Communications Holdings, Inc. +		72,297
1,632	Marketo, Inc. *+		48,683
5,300	Orbitz Worldwide, Inc. *+		59,731
2,930	RingCentral, Inc. - Cl. A *+		50,074
1,517	Shutterfly, Inc. *+		70,540
1,592	Textura Corp. *+		46,343
6,395	Yodlee, Inc. *+		91,704
2,496	zulily, Inc. - Cl. A *+		33,010
			569,412
	INVESTMENT COMPANIES - 0.3%
3,956	Acacia Research Corp.		40,391

	LEISURE TIME - 0.4%
800	Life Time Fitness, Inc. *+		57,520

	LODGING - 0.7%
4,424	La Quinta Holdings, Inc. *+		109,981

	MEDIA - 1.9%
900	DIRECTV *+		81,936
1,200	Time Warner Cable, Inc.		217,068
			299,004
	MISCELLANEOUS MANUFACTURING - 2.2%
1,100	Pall Corp.		136,884
2,500	Polypore International, Inc. *+		149,775
1,893	TriMas Corp. *+		54,708
			341,367
	OIL & GAS - 2.0%
5,350	Delek Logistics Partners LP		248,775
1,100	Rosetta Resources, Inc. *		25,696
19,410	Sanchez Production Partners LP *		35,520
			309,991
	OIL & GAS SERVICES - 1.7%
8,500	Azure Midstream Partners LP		135,065
1,000	Baker Hughes, Inc.		64,460
900	Dresser-Rand Group, Inc. *+		76,140
			275,665
	PHARMACEUTICALS - 5.3%
8,336	BioDelivery Sciences International, Inc. *+		71,023
396	Catalent, Inc. *+		12,656
2,000	Catamaran Corp. *+		119,700
768	GW Pharmaceuticals PLC - ADR *+		87,636
1,500	Hospira, Inc. *+		132,630
5,668	Keryx Biopharmaceuticals, Inc. *+		58,947
7,788	Lipocine, Inc. *+		54,905
800	Omnicare, Inc.		76,232
350	Perrigo Co. PLC +		66,605
1,245	Radius Health, Inc. *+		60,034
2,831	Repros Therapeutics, Inc. *+		20,412
2,551	Revance Therapeutics, Inc. *+		65,306
400	Zosano Pharma Corp. *		3,479
			829,565
	PIPELINES - 13.2%
5,660	Cheniere Energy Partners LP		187,855
3,080	Energy Transfer Equity LP		211,504
7,210	EnLink Midstream LLC		238,723
4,500	Enterprise Products Partners LP		145,890
2,270	MarkWest Energy Partners LP		146,710
2,730	Plains All American Pipeline LP		128,173
4,280	Rose Rock Midstream LP		216,868
5,320	Tallgrass Energy Partners LP		263,287
4,400	Targa Resources Partners LP		190,212
3,730	Williams Cos, Inc.		190,603
2,990	Williams Partners LP		167,081
			2,086,906
	REAL ESTATE - 2.8%
3,000	Brookfield Asset Management, Inc.		106,140
6,933	Deutsche Annington Immobilien SE		219,082
18,300	Global Logistic Properties Ltd.		37,455
200	Mitsubishi Estate Co. Ltd.		4,478
400	Mitsui Fudosan Co. Ltd.		11,688
317	RE/MAX Holdings, Inc. - Cl. A		10,604
3,318	TLG Immobilien AG *		56,084
120	UNITE Group PLC		1,140
			446,671
	REITS - 17.9%
3,116	American Campus Communities, Inc.		121,555
114	American Residential Properties, Inc. *		2,115
1,684	American Tower Corp.		156,258
4,429	Ashford Hospitality Prime, Inc.		69,712
1,800	Associated Estates Realty Corp. +		51,462
1,700	Boardwalk Real Estate Investment Trust		79,397
3,200	Brixmor Property Group, Inc.		79,296
6,657	Campus Crest Communities, Inc.		37,679
1,793	CatchMark Timber Trust, Inc. - Cl. A		21,337
1,831	Chatham Lodging Trust		51,158
1,500	Chesapeake Lodging Trust		46,605
7,198	CorEnergy Infrastructure Trust, Inc.		47,867
2,401	CoreSite Realty Corp.		113,327
500	Corrections Corp. of America		17,580
6,744	CyrusOne, Inc. +		217,629
2,303	Dexus Property Group		14,116
1,100	Education Realty Trust, Inc.		36,234
400	FelCor Lodging Trust, Inc.		4,296
32,400	Fortune Real Estate Investment Trust		32,729
30	GLP J-REIT		29,466
3,727	Great Portland Estates PLC		47,123
800	Health Care REIT, Inc.		56,208
8	Japan Real Estate Investment Corp.		36,871
2,100	Klepierre		93,236
30,700	Link REIT		178,228
100	Macerich Co.		8,211
6,678	New Senior Investment Group, Inc.		106,514
29	Nippon Prologis REIT, Inc.		55,962
7,500	NorthStar Realty Finance Corp.		136,050
4,005	PennyMac Mortgage Investment Trust		73,572
3,334	Physicians Realty Trust		53,544
1,000	Plum Creek Timber Co., Inc.		41,260
2,100	QTS Realty Trust, Inc. - Cl. A		78,183
4,837	Rexford Industrial Realty, Inc.		70,572
17,600	Scentre Group		53,197
5,835	Select Income REIT		136,772
3,800	Tanger Factory Outlet Centers, Inc.		127,794
50,000	Tritax Big Box REIT PLC		88,323
1,320	Western Asset Mortgage Capital Corp.		20,064
18,104	Westfield Corp.		134,099
			2,825,601
	RETAIL - 3.8%
1,900	ANN INC *+		88,825
2,894	Boot Barn Holdings, Inc. *+		70,787
1,521	Copart, Inc. *+		52,627
3,600	Family Dollar Stores, Inc. +		279,072
2,127	Five Below, Inc. *+		70,723
4,800	Office Depot, Inc. *+		44,496
			606,530
	SAVINGS & LOANS - 0.8%
13,400	Hudson City Bancorp, Inc.		127,501

	SEMICONDUCTORS - 1.2%
1,800	Broadcom Corp.		102,330
1,300	Freescale Semiconductor Ltd. *		58,656
1,800	Micrel, Inc. +		25,056
			186,042
	SOFTWARE - 5.1%
400	Advent Software, Inc. +		17,504
335	Black Knight Financial Services, Inc. - Cl. A *		9,239
836	Castlight Health, Inc. - Cl. B *+		7,298
1,267	Demandware, Inc. *+		78,909
999	Five9, Inc. *		5,085
1,636	Guidewire Software, Inc. *+		79,264
6,742	inContact, Inc. *+		65,532
2,393	Infoblox, Inc. *+		62,194
2,500	Informatica Corp. *+		121,000
2,577	Paycom Software, Inc. *+		89,577
1,888	SS&C Technologies Holdings, Inc. +		111,260
3,307	Tangoe, Inc. *+		42,032
240	Ultimate Software Group, Inc. *+		38,830
1,870	Upland Software, Inc. *		14,249
2,387	Veeva Systems, Inc. - Cl. A *+		64,735
			806,708
	TELECOMMUNICATIONS - 1.6%
3,051	GTT Communications, Inc. *		67,214
6,964	ID Systems, Inc. *+		45,684
3,148	Numerex Corp. *+		26,947
10,843	ShoreTel, Inc. *+		74,600
2,100	Telecity Group PLC		34,548
			248,993
	TRANSPORTATION - 1.2%
6,390	GasLog Partners LP		162,945
1,800	Quality Distribution, Inc. *+		28,476
			191,421

	TOTAL COMMON STOCK (Cost - $13,395,632)		13,675,973

	EXCHANGE TRADED FUNDS - 17.4%
	DEBT FUNDS - 9.0%
2,300	iShares 10+ Year Credit Bond ETF		136,643
379	iShares 20+ Year Treasury Bond ETF		46,519
2,605	iShares Emerging Markets Local Currency Bond ETF		115,193
2,397	iShares iBoxx $ High Yield Corporate Bond ETF		217,911
1,229	iShares iBoxx $ Investment Grade Corporate Bond ETF		145,354
19,097	iShares US Preferred Stock ETF		759,106
			1,420,726
	EQUITY FUNDS - 8.4%
1,160	iShares Core High Dividend ETF		88,844
4,769	iShares International Select Dividend ETF		163,624
17,439	WisdomTree Equity Income Fund		1,066,395
			1,318,863

	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,754,865)		2,739,589

Contracts (a)		Expiration Date - Exercise Price
	PUT OPTIONS PURCHASED - 0.0%
16	Guidewire Software, Inc. *	06/19/2015 - $50.00	4,240
	TOTAL PUT OPTIONS PURCHASED (Cost - $2,967)		4,240

Shares
	SHORT-TERM INVESTMENTS - 1.0%
	Milestone Treasury Obligations Portfolio, Institutional Class
165,061	(Cost - $165,061)		165,061

	TOTAL INVESTMENTS - 105.0% (Cost - $16,318,525) (b)		$ 16,584,863

	OTHER ASSETS AND LIABILITIES - (5.0) %		(793,942)

	NET ASSETS - 100.0%		$ 15,790,921

Shares			Value
	SECURITIES SOLD SHORT - (19.4) %
	COMMON STOCK - (13.3) %
	AEROSPACE/DEFENSE - (0.6) %
1,545	Aerovironment, Inc. *		$ 39,938
658	Kaman Corp.		27,873
341	National Presto Industries, Inc.		23,699
			91,510
	AGRICULTURE - (0.4) %
815	Reynolds American, Inc.		62,551

	APPAREL - (0.2) %
1,034	Wolverine World Wide, Inc.		30,379

	BANKS - (1.3) %
1,126	M&T Bank Corp.		136,111
1,048	Royal Bank of Canada		66,684
			202,795
	BIOTECHNOLOGY - (0.4) %
66	Alexion Pharmaceuticals, Inc. *		10,813
1,615	Myriad Genetics, Inc. *		54,829
			65,642
	DIVERSIFIED FINANCIAL SERVICES - (0.2) %
10,019	Higher One Holdings, Inc. *		28,454

	ENTERTAINMENT - (0.6) %
3,825	DreamWorks Animation SKG, Inc. - Cl. A *		103,084

	FOOD - (0.8) %
7,263	Fairway Group Holdings Corp. - Cl. A *		32,829
2,080	Fresh Market, Inc. *		66,040
931	Snyder's-Lance, Inc.		27,809
			126,678
	HEALTHCARE-PRODUCTS - (1.2) %
2,340	Genomic Health, Inc. *		63,391
2,081	Mindray Medical International Ltd. - ADR		56,125
4,313	Novadaq Technologies, Inc. *		43,173
5,333	OraSure Technologies, Inc. *		33,011
			195,700
	HOUSEHOLD PRODUCTS/WARES - (0.3) %
2,496	Tumi Holdings, Inc. *		48,173

	INTERNET - (0.1) %
797	Overstock.com, Inc. *		17,239

	LEISURE TIME - (0.5) %
8,676	Callaway Golf Co.		81,901

	MACHINERY-DIVERSIFIED - (0.4) %
840	Lindsay Corp.		67,654

	MEDIA - (1.4) %
649	Charter Communications, Inc. *		116,184
7,079	World Wrestling Entertainment, Inc. - Cl. A		101,230
			217,414
	METAL FABRICATE/HARDWARE - (0.3) %
329	Valmont Industries, Inc.		40,944

	OIL & GAS - (0.2) %
596	Noble Energy, Inc.		26,093

	OIL & GAS SERVICES - (0.3) %
1,120	Halliburton Co.		50,848

	PACKAGING & CONTAINERS - (0.2) %
740	Greif, Inc.		28,261

	PHARMECEUTICALS - (0.4) %
1,510	Enanta Pharmaceuticals, Inc. *		61,729

	RETAIL - (1.2) %
1,292	Ascena Retail Group, Inc. *		19,096
894	Dollar Tree, Inc. *		67,041
10,600	hhgregg, Inc. *		40,810
2,792	PetMed Express, Inc.		46,598
1,050	Staples, Inc.		17,288
			190,833
	SEMICONDUCTORS - (0.7) %
392	Avago Technologies Ltd.		58,043
458	NXP Semiconductors NV *		51,410
			109,453
	SOFTWARE - (0.7) %
2,196	ManTech International Corp. - Cl. A		62,542
3,237	Quality Systems, Inc.		51,274
			113,816
	TELECOMMUNICATIONS - (0.8) %
1,620	AT&T, Inc.		55,955
2,056	Ubiquiti Networks, Inc.		65,381
			121,336
	TOYS/GAMES/HOBBIES - (0.1) %
7,937	LeapFrog Enterprises, Inc. - Cl. A *		16,112

	TOTAL COMMON STOCKS (Proceeds - $2,158,093)		2,098,599

	EXCHANGED TRADED FUNDS - (6.1) %
	EQUITY FUND - (6.1) %
7,767	iShares Russell 2000 ETF		962,487
	TOTAL EXCHANGED TRADED FUNDS (Proceeds - $938,642)		962,487

	TOTAL SECURITIES SOLD SHORT (Proceeds - $3,096,735)		$ 3,061,086

	* Non-income producing securities
	+ All or a portion of this security is held as collateral for securities sold short
	ADR - American Depository Receipt
	PLC - Public Liability Company
	(a) Each contract is equivalent to 100 shares of common stock.
	(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $13,221,790 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 1,064,226
		Unrealized depreciation:	(762,239)
		Net unrealized appreciation:	$ 301,987

Saratoga Advantage Trust
NOTES TO CONSOLIDATED SCHEDULES OF INVESTMENTS
May 31, 2015 (Unaudited)

Investment securities listed on a national securities exchange are valued at the last reported sale price on the valuation date; if there are no such reported sales, the securities are valued at the last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP). Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees using methods which include current market quotations from a major market maker in the securities and trader-reviewed “matrix” prices. Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost or amortized value, which approximates market value. U.S. Government Money Market values all of its securities on the basis of amortized cost, which approximates market value. Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last bid. Options not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean of the current bid and asked prices. Futures are valued based on their daily settlement value. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty based on the proprietary Index. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees. There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the board-appointed Fair Valuation Committee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine the fair value of a security. The International Equity Portfolio uses fair value prices as provided by an independent pricing vendor on a daily basis for those securities traded on a foreign exchange. The ability of issuers of debt securities held by the portfolios to meet their obligations may be affected by economic or political developments in a specific state, industry or region. Investments in foreign countries may involve certain considerations and risks not typically associated with domestic investments, including, but not limited to, the possibility of future political and economic developments and the level of government supervision and regulation of foreign securities markets.

The Portfolios utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2015, for the Portfolio’s assets and liabilities measured at fair value:

Large Capitalization Value
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	29,126,244	-	-	29,126,244
Money Market Funds	1,076,669	-	-	1,076,669
Total	30,202,913	-	-	30,202,913

Large Capitalization Growth
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	38,875,110	-	-	38,875,110
Money Market Funds	763,206	-	-	763,206
Collateral for Securities Loaned	14,152	-	-	14,152
Total	39,652,468	-	-	39,652,468

Mid Capitalization
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	19,769,012	-	-	19,769,012
Money Market Funds	294,421	-	-	294,421
Collateral for Securities Loaned	1,238,700	-	-	1,238,700
Total	21,302,133	-	-	21,302,133

Small Capitalization
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	11,922,989	-	-	11,922,989
Money Market Funds	1,004,160	-	-	1,004,160
Collateral for Securities Loaned	169,952	-	-	169,952
Total	13,097,101	-	-	13,097,101

International Equity
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	1,181,201	6,810,910	-	7,992,111
Money Market Funds	174,061	-	-	174,061
Total	1,355,262	6,810,910	-	8,166,172

Health & Biotechnology
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	24,360,906	-	-	24,360,906
Money Market Funds	406,928	-	-	406,928
Total	24,767,834	-	-	24,767,834

Technology & Communications
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	43,012,612	-	-	43,012,612
Money Market Funds	1,899,712	-	-	1,899,712
Collateral for Securities Loaned	769,883	-	-	769,883
Total	45,682,207	-	-	45,682,207

Energy & Basic Materials
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	3,544,430	-	-	3,544,430
Money Market Funds	110,584	-	-	110,584
Total	3,655,014	-	-	3,655,014

Financial Services
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	1,859,698	-	-	1,859,698
Money Market Funds	41,846	-	-	41,846
Total	1,901,544	-	-	1,901,544

Investment Quality Bond
Assets *	Level 1	Level 2	Level 3	Total
U.S. Government and Agencies	-	4,847,790	-	4,847,790
Corporate Bonds & Notes	-	4,152,863	-	4,152,863
Money Market Funds	546,682	-	-	546,682
Collateral for Securities Loaned	935,129	-	-	935,129
Total	1,481,811	9,000,653	-	10,482,464

Municipal Bond
Assets *	Level 1	Level 2	Level 3	Total
Municipal Bonds	-	1,035,354	-	1,035,354
Money Market Funds	45,235	-	-	45,235
Total	45,235	1,035,354	-	1,080,589

U.S. Government Money Market
Assets *	Level 1	Level 2	Level 3	Total
Repurchase Agreement	-	11,904,000	-	11,904,000
Total	-	11,904,000	-	11,904,000

James Alpha Global Enhanced Real Return
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	1,828,255	-	-	1,828,255
Bonds & Notes	-	1,390,875	-	1,390,875
U.S. Government	-	5,012,890	-	5,012,890
Money Market Funds	2,407,626	-	-	2,407,626
Total	4,235,881	6,403,765	-	10,639,646
Derivatives:
Futures Contracts	(78,029)	-	-	(78,029)
Interest Rate Swaps	-	(58,934)	-	(58,934)
Total Return Swaps	-	7,033	-	7,033
Total	(78,029)	(51,901)	-	(129,930)

James Alpha Global Real Estate Investment
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	386,375,184	-	-	386,375,184
Money Market Funds	10,612,296	-	-	10,612,296
Total	396,987,480	-	-	396,987,480

James Alpha Multi Strategy Alternative Income
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	13,675,973	-	-	13,675,973
Exchange Traded Funds	2,739,589	-	-	2,739,589
Put Options Purchased	4,240	-	-	4,240
Money Market Funds	165,061	-	-	165,061
Total	16,584,863	-	-	16,584,863
Liabilities:
Common Stocks	(2,098,599)	-	-	(2,098,599)
Exchange Traded Funds	(962,487)	-	-	(962,487)
Total	(3,061,086)	-	-	(3,061,086)

* Refer to the Consolidated Portfolio of Investments for industry classification.
The Portfolios did not hold any Level 3 securities at the end of the period. There were no transfers between Level 1 and Level 2 at the end of the period.

Consolidation of Subsidiary - James Alpha Cayman Commodity Fund I Ltd. (JACC-SPC)

The Consolidated Schedule of Investments of the James Alpha Global Enhanced Real Return Portfolio includes the accounts of JACC-SPC, a wholly owned and controlled subsidiary. JACC-SPC is a closed-end fund incorporated as an exempted company under the companies law of the Cayman Islands on February 2, 2011, and is a disregarded entity for tax purposes. All inter-company accounts and transactions have been eliminated in consolidation.

The James Alpha Global Enhanced Real Return Portfolio may invest up to 25% of its total assets in the segregated portfolio company (“SPC”) which acts as an investment vehicle in order to effect certain investments consistent with the Portfolio’s investment objectives and policies.

A summary of the James Alpha Global Enhanced Real Return Portfolio’s investments in the SPC is as follows:

	Inception Date of SPC	SPC Net Assets at May 31, 2015	% of Fund Total Assets at May 31, 2015
James Alpha Cayman Commodity Fund I Ltd.	August 5, 2011	$ 1,422,278	12.13%

Certain Portfolios may enter into options contracts. An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, will require cash settlement by the Portfolio if the option is exercised.

Premiums paid when put or call options are purchased by the Portfolio, represent investments, which are marked-to-market daily. When a purchase option expires, the Portfolio will realize a loss in the amount of the premium paid. When the Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security, which the Portfolio purchases upon exercise, will be increased by the premium originally paid.

Certain Portfolios may write covered call options. This means that the Portfolio will own the security subject to the option or an option to purchase the same underlying security, having an exercise price equal to or less than the exercise price of the covered option, or will establish and maintain with its custodian for the term of the option, an account consisting of cash, U.S. government securities or other liquid securities having a value equal to the fluctuating market value of the securities on which the Portfolio holds a covered call position.

When a Portfolio writes a call option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Portfolio realizes a gain equal to the amount of the premium received. When the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised the proceeds of the security sold will be increased by the premium originally received.

The liability representing a Portfolio’s obligation under an exchange traded written option or investment in a purchased option is valued at the last sale price or, in the absence of a sale, the last available bid price.

The Portfolios may enter into options for hedging purposes. The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered call option is that the Portfolio gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price.

Certain Portfolios may enter into futures contracts. The Portfolios are subject to equity price risk in the normal course of pursuing their investment objective. To manage equity price risk, the Portfolios may enter into futures contracts. Upon entering into a futures contract with a broker, the Portfolios are required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Periodically, the Portfolios receive from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Portfolios recognize a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts outstanding at period end are listed after the Portfolios’ portfolio of investments

Certain Portfolios may enter into foreign currency exchange contracts. Because various Portfolios may invest in securities denominated in foreign currencies, they may seek to hedge foreign currency risks by engaging in foreign currency exchange transactions. These may include buying or selling foreign currencies on a spot basis, entering into foreign currency forward contracts, and buying and selling foreign currency options, foreign currency futures, and options on foreign currency futures. Currency exchange rates may fluctuate significantly over short periods and can be subject to unpredictable change based on such factors as political developments and currency controls by foreign governments.

Swap Agreements – Certain portfolios are subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Portfolios may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), commodity or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Portfolios amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Portfolios segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

At May 31, 2015, the James Alpha Global Enhanced Real Return Portfolio's had the following open currency exchange contracts:
Settlement Date	Foreign Currency Units to Receive/Deliver		Counterparty	In Exchange For		US Dollar Value	Unrealized Appreciation/ (Depreciation)
To Buy
6/3/2015	39,000,000	INR	J.P Morgan Chase	608,614	USD	$ 610,617	$ 2,003
6/4/2015	7,000,000,000	INR	BAML	534,555	USD	528,847	(5,708)
6/4/2015	300,000	TRY	BAML	110,172	USD	112,525	2,353
6/8/2015	130,000	EUR	BAML	144,967	USD	142,708	(2,259)
6/8/2015	130,000	EUR	BAML	144,967	USD	142,708	(2,259)
6/17/2015	500,000	CAD	Barclays	401,728	USD	400,366	(1,362)
6/17/2015	1,000,000	EUR	Barclays	1,143,865	USD	1,097,900	(45,965)
6/17/2015	500,000	EUR	Barclays	545,690	USD	548,950	3,260
6/17/2015	500,000	EUR	Barclays	531,210	USD	548,950	17,740
6/17/2015	500,000	EUR	Barclays	532,767	USD	548,950	16,183
6/17/2015	500,000	EUR	BAML	570,766	USD	548,950	(21,816)
6/17/2015	500,000	EUR	Barclays	567,705	USD	548,950	(18,755)
6/17/2015	200,000	EUR	Barclays	61,944,000	HUF	219,580	(7,260)
6/17/2015	224,000	HUF	Barclays	791	USD	795	4
6/17/2015	61,720,000	HUF	Barclays	200,000	EUR	218,973	1,166
6/17/2015	1,000,000	NZD	BAML	757,690	USD	709,643	(48,047)

To Sell:
6/3/2015	107,000,000	ZAR	J.P Morgan Chase	98,782	USD	96,465	2,317
6/3/2015	3,000,000	TWD	J.P Morgan Chase	97,710	USD	97,749	(39)
6/4/2015	190,000	CAD	BAML	156,058	USD	152,169	3,889
6/5/2015	70,000	AUD	BAML	54,603	USD	53,543	1,060
6/5/2015	140,000	EUR	BAML	156,856	USD	153,680	3,176
6/5/2015	400,000	ILS	BAML	103,064	USD	103,392	(328)
6/5/2015	200,000	SGD	BAML	150,305	USD	148,292	2,013
6/5/2015	800,000	SEK	BAML	95,483	USD	93,645	1,838
6/8/2015	70,000	GBP	BAML	106,341	USD	106,821	(480)
6/8/2015	220,000	EUR	BAML	249,675	USD	241,507	8,168
6/8/2015	220,000	EUR	BAML	249,675	USD	241,507	8,168
6/8/2015	12,000,000	JPY	BAML	99,856	USD	96,701	3,155
6/17/2015	61,944,000	HUF	Barclays	200,000	EUR	219,768	8,261
6/17/2015	200,000	EUR	Barclays	61,720,000	HUF	219,580	(1,200)
6/17/2015	500,000	CAD	Barclays	399,580	USD	400,366	(786)
6/17/2015	1,000,000	EUR	Barclays	1,133,825	USD	1,097,900	35,925
6/17/2015	500,000	EUR	Barclays	560,847	USD	548,950	11,897
6/17/2015	500,000	EUR	Barclays	554,210	USD	548,950	5,260
6/17/2015	200,000	EUR	Barclays	212,135	USD	219,580	(7,445)
6/17/2015	500,000	EUR	Barclays	531,037	USD	548,950	(17,913)
6/17/2015	500,000	EUR	BAML	536,695	USD	548,950	(12,255)
6/17/2015	500,000	EUR	Barclays	563,720	USD	548,950	14,770
6/17/2015	500,000	EUR	BAML	569,105	USD	548,950	20,155
6/17/2015	2,000,000	MXN	J.P Morgan Chase	128,931	USD	129,755	(824)
6/17/2015	8,000,000	MXN	BAML	522,934	USD	519,018	3,916
6/17/2015	500,000	NZD	BAML	369,605	USD	354,821	14,784
6/17/2015	1,000,000	NZD	BAML	754,422	USD	709,643	44,779
6/17/2015	2,800,000	ZAR	J.P Morgan Chase	228,093	USD	229,655	(1,562)
9/16/2015	1,100,000	EUR	J.P Morgan Chase	1,170,142	USD	1,209,411	(39,269)
9/16/2015	57,000,000	JPY	J.P Morgan Chase	471,667	USD	459,952	11,715
						Total	$ 12,423

The following is a summary of the unrealized appreciation/depreciation of derivative instruments utilized by the James Alpha Global Enhanced Real Return Portfolio as of May 31, 2015, categorized by risk exposure.

Unrealized appreciation/(depreciation) on derivatives recognized in the consolidated Portfolio of Investments
	Equity Contracts	Foreign Exchange Contracts		Commodity Contracts	Interest Rate Contracts		Total Value at May 31, 2015
Futures	$ (41,600)	$ -		$ (30,437)	$ (5,992)		$ (78,029)
Swap Contracts	(3,750)	-		13,307	(58,934)		$ (49,377)
Forward Contracts	-	12,423		-	-		$ 12,423
	$ (45,350)	$ 12,423		$ (17,130)	$ (64,926)		$ (114,983)

The amounts of derivative instruments disclosed, on the Consolidated Portfolio of Investments at May 31, 2015, is a reflection of the volume of derivative activity for the Fund.

The following is a summary of the unrealized appreciation/depreciation of derivative instruments utilized by the James Alpha Multi Strategy Alternative Income Portfolio as of May 31, 2015, categorized by risk exposure:

	Derivative		Risk Type		Unrealized Gain
	Purchased Options		Equity		$ 1,273

The amounts of derivative instruments disclosed, on the Portfolio of Investments at May 31, 2015, is a reflection of the volume of derivative activity for the Fund.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Saratoga Advantage Trust

By

/s/ Bruce E. Ventimiglia

Bruce E. Ventimiglia, President and Chief Executive Officer

Date 7/30/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Bruce E. Ventimiglia

Bruce E Ventimiglia, President and Chief Executive Officer

Date 7/30/15

By

/s/ Jonathan W.Ventimiglia

Jonathan W. Ventimiglia, Treasurer and Chief Financial Officer

Date 7/30/15